Fee and commission expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee And Commission Expenses
Commissions assigned to third parties (1)	R$ 5,055,514	R$ 4,541,274	R$ 4,147,976
Other fees and commissions	2,970,877	1,918,504	2,666,837
Total	R$ 8,026,391	R$ 6,459,778	R$ 6,814,813